COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future annual payments, net of sub-lease receipts, under the Company's operating leases for various premises, services and equipment
Future annual payments, net of sub-lease receipts, under the Company's operating leases for various premises, services and equipment are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Sub-leases	Net Payments
(millions of Canadian dollars)

2015	348	48	300
2016	335	47	288
2017	335	48	287
2018	250	27	223
2019	232	23	209
2020 and thereafter	407	20	387
	1,907	213	1,694

Schedule of generating capacities and expiry dates of the PPAs	The generating capacities and expiry dates of the PPAs are as follows:

	MW	Expiry Date

Sundance A	560	December 31, 2017
Sheerness	756	December 31, 2020

Schedule of guarantees
Information regarding the Company’s guarantees is as follows:

		2014		2013
year ended December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian dollars)

Bruce Power	Ranging to 2019[2]	634	6	740	8
Other jointly owned entities	Ranging to 2040	104	14	51	10
		738	20	791	18

1	TransCanada's share of the potential estimated current or contingent exposure.

2	Except for one guarantee with no termination date.